SUN LIFE (N.Y.) VARIABLE ACCOUNT B

STATEMENT OF CONDITION-- June 30, 1999

ASSETS:
   Investments in MFS/Sun Life Series Trust:     Shares        Cost         Value
                                               ----------  ------------  ------------
    Capital Appreciation Series ("CAS")......   1,698,316  $ 64,356,597  $ 75,056,921
    Government Securities Series ("GSS").....   1,636,197    20,711,954    20,382,609
    High Yield Series ("HYS")................   1,048,415     9,534,183     9,292,037
    Money Market Series ("MMS")..............  12,826,762    12,826,762    12,826,762
    Managed Sectors Series ("MSS")...........     434,682    11,868,944    14,231,720
    Total Return Series ("TRS")..............   2,015,192    37,214,727    38,581,569
    Global Governments Series ("GGS")........     320,210     3,491,856     3,250,286
                                                           ------------  ------------
                                                           $160,005,023  $173,621,904
                                                           ------------
                                                           ------------
LIABILITY:
  Payable to sponsor...................................................       (98,576)
                                                                         ------------
        Net assets.....................................................  $173,523,328
                                                                         ------------
                                                                         ------------

                                                               Applicable to Owners of
                                                         Deferred Variable Annuity Contracts  Reserve for
NET ASSETS:                                              -----------------------------------   Variable
COMPASS 2 CONTRACTS:                                       Units    Unit Value     Value       Annuities       Total
                                                         ---------  ----------  ------------  -----------   ------------
    CAS................................................    813,120    $ 80.9105 $ 65,786,174   $  333,274   $ 66,119,448
    GSS................................................    766,787      25.2278   19,341,966       83,000     19,424,966
    HYS................................................    278,430      30.0852    8,379,601       38,249      8,417,850
    MMS................................................    688,583      17.4792   12,027,635       10,107     12,037,742
    MSS................................................    219,339      53.0962   11,675,190       50,755     11,725,945
    TRS................................................    964,038      33.5584   32,447,983      552,373     33,000,356
    GGS................................................    147,912      19.0683    2,833,353      --           2,833,353
                                                                                ------------  -----------   ------------
                                                                                $152,491,902   $1,067,758   $153,559,660
                                                                                ------------  -----------   ------------

COMPASS 3 CONTRACTS:
    CAS................................................    343,690    $ 26.0157 $  8,940,971   $  --        $  8,940,971
    GSS................................................     76,415      12.5484      958,365      --             958,365
    HYS................................................     58,704      14.7982      869,150      --             869,150
    MMS................................................     64,741      12.0365      778,958      --             778,958
    MSS................................................    112,591      22.3348    2,503,716      --           2,503,716
    TRS................................................    294,115      18.6882    5,495,575      --           5,495,575
    GGS................................................     36,142      11.5561      416,933      --             416,933
                                                                                ------------  -----------   ------------
                                                                                $ 19,963,668   $  --        $ 19,963,668
                                                                                ------------  -----------   ------------
        Net assets............................................................  $172,455,570   $1,067,758   $173,523,328
                                                                                ------------  -----------   ------------
                                                                                ------------  -----------   ------------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

STATEMENT OF OPERATIONS-- Six Months Ended June 30, 1999

                                                        CAS            GSS           HYS            MMS
                                                    Sub-Account    Sub-Account   Sub-Account    Sub-Account
                                                    ------------   -----------   ------------   ------------
INCOME AND EXPENSES:
  Dividend income and capital gain distributions
    received......................................  $  8,163,482   $  995,583    $   787,775    $    298,873
  Mortality and expense risk charges..............      (469,260)    (128,358)       (64,734)        (89,329)
  Distribution expense charges....................        (6,174)        (687)          (650)           (557)
                                                    ------------   -----------   ------------   ------------
      Net investment income (loss)................  $  7,688,048   $  866,538    $   722,391    $    208,987
                                                    ------------   -----------   ------------   ------------
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment
    transactions
    Proceeds from sales...........................  $  9,527,130   $2,003,846    $ 4,115,085    $  5,052,096
    Cost of investments sold......................    (5,872,980)  (1,954,228)    (4,015,051)     (5,052,096)
                                                    ------------   -----------   ------------   ------------
      Net realized gains (losses).................  $  3,654,150   $   49,618    $   100,034    $    --
                                                    ------------   -----------   ------------   ------------
  Net unrealized appreciation (depreciation) on
    investments
    End of period.................................  $ 10,700,324   $ (329,345)   $  (242,146)   $    --
    Beginning of period...........................    16,605,335    1,126,376        124,357         --
                                                    ------------   -----------   ------------   ------------
      Change in unrealized appreciation
        (depreciation)............................  $ (5,905,011)  $(1,455,721)  $  (366,503)   $    --
                                                    ------------   -----------   ------------   ------------
    Realized and unrealized gains (losses)........  $ (2,250,861)  $(1,406,103)  $  (266,469)   $    --
                                                    ------------   -----------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS.......................................  $  5,437,187   $ (539,565)   $   455,922    $    208,987
                                                    ------------   -----------   ------------   ------------
                                                    ------------   -----------   ------------   ------------

                                                        MSS           TRS          GGS
                                                    Sub-Account   Sub-Account   Sub-Account
                                                    -----------   -----------   ----------
INCOME AND EXPENSES:
  Dividend income and capital gain distributions
    received......................................  $   --        $ 5,628,541   $ 368,146
  Mortality and expense risk charges..............     (85,920 )     (243,341)    (22,385 )
  Distribution expense charges....................      (1,744 )       (3,962)       (323 )
                                                    -----------   -----------   ----------
      Net investment income (loss)................  $  (87,664 )  $ 5,381,238   $ 345,438
                                                    -----------   -----------   ----------
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment
    transactions
    Proceeds from sales...........................  $1,776,521    $ 4,446,039   $ 317,938
    Cost of investments sold......................  (1,479,799 )   (3,323,323)   (326,278 )
                                                    -----------   -----------   ----------
      Net realized gains (losses).................  $  296,722    $ 1,122,716   $  (8,340 )
                                                    -----------   -----------   ----------
  Net unrealized appreciation (depreciation) on
    investments
    End of period.................................  $2,362,776    $ 1,366,842   $(241,570 )
    Beginning of period...........................     641,306      6,224,618     377,097
                                                    -----------   -----------   ----------
      Change in unrealized appreciation
        (depreciation)............................  $1,721,470    $(4,857,776)  $(618,667 )
                                                    -----------   -----------   ----------
    Realized and unrealized gains (losses)........  $2,018,192    $(3,735,060)  $(627,007 )
                                                    -----------   -----------   ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS.......................................  $1,930,528    $ 1,646,178   $(281,569 )
                                                    -----------   -----------   ----------
                                                    -----------   -----------   ----------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            CAS                               GSS
                                                                        Sub-Account                       Sub-Account
                                                              -------------------------------   -------------------------------
                                                                Six Months       Year Ended       Six Months       Year Ended
                                                                   Ended        December 31,        Ended         December 31,
                                                               June 30, 1999        1998        June 30, 1999         1998
                                                              ---------------   -------------   --------------   --------------
OPERATIONS:
  Net investment income (loss)..............................   $  7,688,048      $ 7,202,019      $   866,538     $    898,057
  Net realized gains (losses)...............................      3,654,150       10,266,206           49,618          521,218
  Net unrealized gains (losses).............................     (5,905,011)          86,450       (1,455,721)          75,036
                                                              ---------------   -------------   --------------   --------------
      Increase (Decrease) in net assets from operations.....   $  5,437,187      $17,554,675      $  (539,565)    $  1,494,311
                                                              ---------------   -------------   --------------   --------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received..............................   $    972,052      $ 2,540,950      $   197,321     $    664,851
    Net transfers between Sub-Accounts and Fixed Account....     (1,502,313)      (3,626,538)       2,057,260         (871,865)
    Withdrawals, surrenders, annuitizations and contract
      charges...............................................     (4,622,750)      (9,568,674)      (1,393,889)      (3,638,620)
                                                              ---------------   -------------   --------------   --------------
      Net accumulation activity.............................   $ (5,153,011)     $(10,654,262)    $   860,692     $ (3,845,634)
                                                              ---------------   -------------   --------------   --------------
  Annuitization Activity:
    Annuitizations..........................................   $   --            $    52,914      $  --           $   --
    Annuity payments and contract charges...................        (19,181)         (30,074)          (5,627)         (12,398)
    Adjustments to annuity reserve..........................         (1,845)          (2,453)            (294)             666
                                                              ---------------   -------------   --------------   --------------
      Net annuitization activity............................   $    (21,026)     $    20,387      $    (5,921)    $    (11,732)
                                                              ---------------   -------------   --------------   --------------
  Increase (Decrease) in net assets from contract owner
    transactions............................................   $ (5,174,037)     $(10,633,875)    $   854,771     $ (3,857,366)
                                                              ---------------   -------------   --------------   --------------
    Increase (Decrease) in net assets.......................   $    263,150      $ 6,920,800      $   315,206     $ (2,363,055)
NET ASSETS:
  Beginning of period.......................................     74,797,269       67,876,469       20,068,125       22,431,180
                                                              ---------------   -------------   --------------   --------------
  End of period.............................................   $ 75,060,419      $74,797,269      $20,383,331     $ 20,068,125
                                                              ---------------   -------------   --------------   --------------
                                                              ---------------   -------------   --------------   --------------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

                                                                           HYS                               MMS
                                                                       Sub-Account                       Sub-Account
                                                              ------------------------------   -------------------------------
                                                                Six Months      Year Ended       Six Months       Year Ended
                                                                  Ended        December 31,        Ended         December 31,
                                                              June 30, 1999        1998        June 30, 1999         1998
                                                              --------------   -------------   --------------   --------------
OPERATIONS:
  Net investment income (loss)..............................   $   722,391      $   632,722      $   208,987     $    456,307
  Net realized gains (losses)...............................       100,034          346,052         --               --
  Net unrealized gains (losses).............................      (366,503)      (1,027,552)        --               --
                                                              --------------   -------------   --------------   --------------
      Increase (Decrease) in net assets from operations.....   $   455,922      $   (48,778)     $   208,987     $    456,307
                                                              --------------   -------------   --------------   --------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received..............................   $    90,906      $   210,963      $   182,055     $    307,131
    Net transfers between Sub-Accounts and Fixed Account....      (216,523)      (1,472,620)         836,631        7,369,452
    Withdrawals, surrenders, annuitizations and contract
      charges...............................................    (1,371,920)      (1,495,462)      (1,861,689)      (7,077,196)
                                                              --------------   -------------   --------------   --------------
      Net accumulation activity.............................   $(1,497,537)     $(2,757,119)     $  (843,003)    $    599,387
                                                              --------------   -------------   --------------   --------------
  Annuitization Activity:
    Annuity payments and contract charges...................   $    (2,412)     $    (4,897)     $      (532)    $     (1,057)
    Adjustments to annuity reserves.........................           (81)              56             (231)            (471)
                                                              --------------   -------------   --------------   --------------
      Net annuitization activity............................   $    (2,493)     $    (4,841)     $      (763)    $     (1,528)
                                                              --------------   -------------   --------------   --------------
  Increase (Decrease) in net assets from contract owner
    transactions............................................   $(1,500,030)     $(2,761,960)     $  (843,766)    $    597,859
                                                              --------------   -------------   --------------   --------------
    Increase (Decrease) in net assets.......................   $(1,044,108)     $(2,810,738)     $  (634,779)       1,054,166
NET ASSETS:
  Beginning of period.......................................    10,331,108       13,141,846       13,451,479       12,397,313
                                                              --------------   -------------   --------------   --------------
  End of period.............................................   $ 9,287,000      $10,331,108      $12,816,700     $ 13,451,479
                                                              --------------   -------------   --------------   --------------
                                                              --------------   -------------   --------------   --------------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

                                                                      MSS                              TRS
                                                                  Sub-Account                      Sub-Account
                                                         ------------------------------   -----------------------------
                                                           Six Months       Year Ended      Six Months      Year Ended
                                                              Ended        December 31,       Ended        December 31,
                                                          June 30, 1999        1998       June 30, 1999        1998
                                                         ---------------   ------------   --------------   ------------
OPERATIONS:
  Net investment income (loss).........................    $   (87,664)    $ 1,746,947     $  5,381,238    $ 4,241,657
  Net realized gains (losses)..........................        296,722         894,798        1,122,716      3,450,365
  Net unrealized gains (losses)........................      1,721,470      (1,357,946)      (4,857,776)    (3,487,755 )
                                                         ---------------   ------------   --------------   ------------
      Increase (Decrease) in net assets from
        operations.....................................    $ 1,930,528     $ 1,283,799     $  1,646,178    $ 4,204,267
                                                         ---------------   ------------   --------------   ------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received.........................    $   267,701     $   828,932     $    442,182    $ 1,457,947
    Net transfers between Sub-Accounts and Fixed
      Account..........................................        355,919         179,600       (1,186,403)    (1,063,470 )
    Withdrawals, surrenders, annuitizations and
      contract charges.................................     (1,216,231)     (2,473,049)      (2,985,019)    (8,364,694 )
                                                         ---------------   ------------   --------------   ------------
      Net accumulation activity........................    $  (592,611)    $(1,464,517)    $ (3,729,240)   $(7,970,217 )
                                                         ---------------   ------------   --------------   ------------
  Annuitization Activity:
      Annuitizations...................................    $  --           $    52,940     $   --          $   --
      Annuity payments and contract charges............         (3,962)         (3,921)         (47,043)       (92,029 )
      Adjustments to annuity reserves..................           (619)           (564)          (7,293)       (14,828 )
                                                         ---------------   ------------   --------------   ------------
      Net annuitization activity.......................    $    (4,581)    $    48,455     $    (54,336)   $  (106,857 )
                                                         ---------------   ------------   --------------   ------------
  Increase (Decrease) in net assets from contract owner
    transactions.......................................    $  (597,192)    $(1,416,062)    $ (3,783,576)   $(8,077,074 )
                                                         ---------------   ------------   --------------   ------------
    Increase (Decrease) in net assets..................    $ 1,333,336     $  (132,263)    $ (2,137,398)   $(3,872,807 )
NET ASSETS:
  Beginning of period..................................     12,896,325      13,028,588       40,633,329     44,506,136
                                                         ---------------   ------------   --------------   ------------
  End of period........................................    $14,229,661     $12,896,325     $ 38,495,931    $40,633,329
                                                         ---------------   ------------   --------------   ------------
                                                         ---------------   ------------   --------------   ------------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

                                                                      GGS
                                                                  Sub-Account
                                                         ------------------------------
                                                           Six Months       Year Ended
                                                              Ended        December 31,
                                                          June 30, 1999        1998
                                                         ---------------   ------------
OPERATIONS:
  Net investment income (loss).........................    $   345,438     $      (289)
  Net realized gains (losses)..........................         (8,340)       (239,837)
  Net unrealized gains (losses)........................       (618,667)        738,143
                                                         ---------------   ------------
      Increase (Decrease) in net assets from
        operations.....................................    $  (281,569)    $   498,017
                                                         ---------------   ------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received.........................    $    65,841     $   172,382
    Net transfers between Sub-Accounts and Fixed
      Account..........................................       (118,005)       (760,745)
    Withdrawals, surrenders, annuitizations and
      contract charges.................................       (160,778)     (1,301,883)
                                                         ---------------   ------------
      Net accumulation activity........................    $  (212,942)    $(1,890,246)
                                                         ---------------   ------------
  Annuitization Activity:
    Annuitizations.....................................    $  --           $   --
    Annuity payments and contract charges..............       --               --
    Adjustments to annuity reserves....................       --               --
                                                         ---------------   ------------
      Net annuitization activity.......................    $  --           $   --
                                                         ---------------   ------------
  Increase (Decrease) in net assets from contract owner
    transactions.......................................    $  (212,942)    $(1,890,246)
                                                         ---------------   ------------
    Increase (Decrease) in net assets..................    $  (494,511)    $(1,392,229)
NET ASSETS:
  Beginning of period..................................      3,744,797       5,137,026
                                                         ---------------   ------------
  End of period........................................    $ 3,250,286     $ 3,744,797
                                                         ---------------   ------------
                                                         ---------------   ------------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

Sun Life (N.Y.) Variable Account B (the "Variable Account"), a separate account of Sun Life Insurance and Annuity Company of New York, the ("Sponsor") (a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)), was established on December 3, 1984 as a funding vehicle for individual variable annuities. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific series of MFS/Sun Life Series Trust (the "Series Trust") as selected by contract owners. The Series Trust is an open-end management investment company registered under the Investment Company Act of 1940. Massachusetts Financial Services Company ("MFS"), an affiliate of Sun Life Assurance Company of Canada (U.S.), is investment adviser to the Series Trust.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL

The preparation of financial statements in conformity with generally accepted accounting principles requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS

Investments in shares of the Series Trust are recorded at their net asset value. Realized gains and losses on sales of shares of the Series Trust are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Series Trust shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes.

(3) CONTRACT CHARGES

A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

(3) CONTRACT CHARGES -- continued

Sponsor. These deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate of 1.3% of the assets of the Variable Account attributable to Compass 2 contracts and 1.25% of the assets of the Variable Account attributable to Compass 3 contracts.

Each year on the contract anniversary, a contract maintenance charge of $30 is deducted from each contract's accumulation account to cover administrative expenses relating to the contract. After the annuity commencement date the charge is deducted pro rata from each annuity payment made during the year.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges (including the distribution expense charge described below applicable to Compass 3 contracts) exceed 5% of the purchase payments made under a Compass 2 contract or 9% of the purchase payments made under a Compass 3 contract.

For assuming the risk that withdrawal charges may be insufficient to compensate it for the costs of distributing the Compass 3 contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period for the first seven contract years (during both the accumulation period and, if applicable, after annuity payments begin) at an effective annual rate of 0.15% of the assets of the Variable Account attributable to such contracts. No deduction is made after the seventh contract anniversary. No such deduction is made with respect to assets attributable to Compass 2 contracts.

(4) ANNUITY RESERVES

Annuity reserves for contracts with annuity commencement dates prior to February 1, 1987 have been calculated using the 1971 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates on or after February 1, 1987 are calculated using the 1983 Individual Annuitant Mortality Table. All annuity reserves are calculated using an assumed interest rate of 4%. Required adjustments to the reserve are accomplished by transfers to or from the Sponsor.

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS

                                   CAS                         GSS                       HYS
                               Sub-Account                 Sub-Account               Sub-Account
                        -------------------------   -------------------------   ---------------------
                                                                                   Six
                        Six Months                  Six Months                   Months       Year
                           Ended      Year Ended       Ended      Year Ended      Ended       Ended
                         June 30,      December      June 30,      December     June 30,    December
COMPASS 2 CONTRACTS:       1999        31, 1998        1999        31, 1998       1999      31, 1998
----------------------  -----------   -----------   -----------   -----------   ---------   ---------
Units Outstanding
 Beginning of Period        881,482    1,049,111        737,003      897,267     327,184     421,472
    Units purchased           6,006       15,299          7,978       17,550       1,616       2,836
    Units transferred
      between
      Sub-Accounts and
      Fixed Account         (17,981)     (44,627)        74,670      (36,206)     (6,936)    (49,178)
    Units withdrawn,
      surrendered, and
      annuitized            (56,387)    (138,301)       (52,864)    (141,608)    (43,434)    (47,946)
                        -----------   -----------   -----------   -----------   ---------   ---------
Units Outstanding End
 of Period                  813,120      881,482        766,787      737,003     278,430     327,184
                        -----------   -----------   -----------   -----------   ---------   ---------
                        -----------   -----------   -----------   -----------   ---------   ---------


                                   MSS                         TRS                       GGS
                               Sub-Account                 Sub-Account               Sub-Account
                        -------------------------   -------------------------   ---------------------
                                                                                   Six
                        Six Months                  Six Months                   Months       Year
                           Ended      Year Ended       Ended      Year Ended      Ended       Ended
                         June 30,      December      June 30,      December     June 30,    December
                           1999        31, 1998        1999        31, 1998       1999      31, 1998
                        -----------   -----------   -----------   -----------   ---------   ---------
Units Outstanding
 Beginning of Period        230,507      270,624      1,076,662    1,345,153     158,924     256,940
    Units purchased           2,022        6,466          7,952       18,920       2,301       5,460
    Units transferred
      between
      Sub-Accounts and
      Fixed Account           8,469        3,355        (35,064)     (33,825)     (5,680)    (37,228)
    Units withdrawn,
      surrendered, and
      annuitized            (21,659)     (49,938)       (85,512)    (253,586)     (7,633)    (66,248)
                        -----------   -----------   -----------   -----------   ---------   ---------
Units Outstanding End
 of Period                  219,339      230,507        964,038    1,076,662     147,912     158,924
                        -----------   -----------   -----------   -----------   ---------   ---------
                        -----------   -----------   -----------   -----------   ---------   ---------

                                  MMS
                              Sub-Account
                        -----------------------
                        Six Months
                          Ended      Year Ended
                         June 30,     December
COMPASS 2 CONTRACTS:       1999       31, 1998
----------------------  ----------   ----------
Units Outstanding
 Beginning of Period       745,670     713,552
    Units purchased          9,312      11,975
    Units transferred
      between
      Sub-Accounts and
      Fixed Account         39,432     426,262
    Units withdrawn,
      surrendered, and
      annuitized          (105,831)   (406,119)
                        ----------   ----------
Units Outstanding End
 of Period                 688,583     745,670
                        ----------   ----------
                        ----------   ----------
Units Outstanding
 Beginning of Period
    Units purchased
    Units transferred
      between
      Sub-Accounts and
      Fixed Account
    Units withdrawn,
      surrendered, and
      annuitized
Units Outstanding End
 of Period

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                    CAS                     GSS                    HYS
                                Sub-Account             Sub-Account            Sub-Account
                           ---------------------   ---------------------   -------------------
                              Six        Year         Six        Year        Six        Year
                            Months       Ended      Months       Ended      Months     Ended
                             Ended     December      Ended     December     Ended     December
                           June 30,       31,      June 30,       31,      June 30,     31,
COMPASS 3 CONTRACTS:         1999        1998        1999        1998        1999       1998
-------------------------  ---------   ---------   ---------   ---------   --------   --------
Units Outstanding
 Beginning of Period        339,067     291,968      67,394      55,194     60,336     60,217
    Units purchased          22,078      73,560       2,520      17,879      3,153      8,915
    Units transferred
      between
      Sub-Accounts and
      Fixed Account          (5,066)     (4,596)     10,094       3,622       (538)    (2,262)
    Units withdrawn,
      surrendered, and
      annuitized            (12,389)    (21,865)     (3,593)     (9,301)    (4,247)    (6,534)
                           ---------   ---------   ---------   ---------   --------   --------
Units Outstanding End of
 Period                     343,690     339,067      76,415      67,394     58,704     60,336
                           ---------   ---------   ---------   ---------   --------   --------
                           ---------   ---------   ---------   ---------   --------   --------


                                    MSS                     TRS                    GGS
                                Sub-Account             Sub-Account            Sub-Account
                           ---------------------   ---------------------   -------------------
                              Six        Year         Six        Year        Six        Year
                            Months       Ended      Months       Ended      Months     Ended
                             Ended     December      Ended     December     Ended     December
                           June 30,       31,      June 30,       31,      June 30,     31,
                             1999        1998        1999        1998        1999       1998
                           ---------   ---------   ---------   ---------   --------   --------
Units Outstanding
 Beginning of Period        113,778     100,687     296,455     281,915     35,645     42,551
    Units purchased           8,403      29,949      11,750      51,882      1,957      5,735
    Units transferred
      between
      Sub-Accounts and
      Fixed Account          (4,203)     (2,112)     (4,665)     (2,829)      (689)    (7,056)
    Units withdrawn,
      surrendered, and
      annuitized             (5,387)    (14,746)     (9,425)    (34,513)      (771)    (5,585)
                           ---------   ---------   ---------   ---------   --------   --------
Units Outstanding End of
 Period                     112,591     113,778     294,115     296,455     36,142     35,645
                           ---------   ---------   ---------   ---------   --------   --------
                           ---------   ---------   ---------   ---------   --------   --------

                                    MMS
                                Sub-Account
                           ---------------------
                              Six        Year
                            Months       Ended
                             Ended     December
                           June 30,       31,
COMPASS 3 CONTRACTS:         1999        1998
-------------------------  ---------   ---------
Units Outstanding
 Beginning of Period         51,357      47,433
    Units purchased           2,001       9,088
    Units transferred
      between
      Sub-Accounts and
      Fixed Account          12,971      15,416
    Units withdrawn,
      surrendered, and
      annuitized             (1,588)    (20,580)
                           ---------   ---------
Units Outstanding End of
 Period                      64,741      51,357
                           ---------   ---------
                           ---------   ---------
Units Outstanding
 Beginning of Period
    Units purchased
    Units transferred
      between
      Sub-Accounts and
      Fixed Account
    Units withdrawn,
      surrendered, and
      annuitized
Units Outstanding End of
 Period

INDEPENDENT AUDITORS' REPORT

To the Participants in Sun Life (N.Y.) Variable Account B
  and the Board of Directors of Sun Life Insurance and Annuity Company of New
York:

We have audited the accompanying statement of condition of Capital Appreciation Sub-Account, Government Securities Sub-Account, High Yield Sub-Account, Money Market Sub-Account, Managed Sectors Sub-Account, Total Return Sub-Account and Global Governments Sub-Account of Sun Life (N.Y.) Variable Account B (the "Sub-Accounts") as of June 30, 1999, the related statement of operations for the six month period then ended and the statements of changes in net assets for the six month period ended June 30, 1999 and the year ended December 31, 1998. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at June 30, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of June 30, 1999, the results of their operations and the changes in their net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 6, 1999

                    ----------------------------------------

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective purchasers only when preceded or accompanied by an effective prospectus.

SUN LIFE INSURANCE AND ANNUITY COMPANY
OF NEW YORK
80 Broad Street, New York, NY 10004

DIRECTORS AND OFFICERS

DONALD A. STEWART, Chairman and
Director

C. JAMES PRIEUR, President and Director

JAMES A. McNULTY, III, Senior Vice
President
                                        [LOGO]PROFESSIONALLY MANAGED COMBINATION
  and General Manager and Director
                                                        FIXED/VARIABLE ANNUITIES
S. CAESAR RABOY, Director
                                                    FOR PERSONAL INVESTMENTS AND
                                                      QUALIFIED RETIREMENT PLANS
RICHARD B. BAILEY, Director
                                ------------------------------------------------
M. COLYER CRUM, Director
                                               SEMI-ANNUAL REPORT, JUNE 30, 1999
DAVID D. HORN, Director

JOHN G. IRELAND, Director

GREGORY W. GEE, Director

DONALD B. HENDERSON, Jr., Director

ANGUS A. MacNAUGHTON, Director

PETER R. O'FLINN, Director

FIORAVANTE G. PERROTTA, Director

RALPH F. PETERS, Director

FREDERICK B. WHITTEMORE, Director

PETER F. DEMUTH, Vice President and
Chief
  Counsel and Assistant Secretary

ELLEN B. KING, Secretary

ROBERT VROLYK, Vice President,
Treasurer,
  Controller and Actuary

JAMES M. A. ANDERSON, Vice President,
  Investments

                 [LOGO]
GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

LEGAL COUNSEL
Covington & Burling
1201 Pennsylvania Avenue, N.W.
P.O. Box 7566, Washington, D.C. 20044

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street, Boston,
Massachusetts 02116

                                                                       ISSUED BY
RENY3-8/99 5M                 SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK